ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUMMARY OF DETAILS OF THE SUBSIDIARIES OF THE COMPANY

Details of the subsidiaries of the Company are set out below:

			Percentage of
	Date of	Place of	effective	Principal
Name	Incorporation	Incorporation	ownership	Activities
WJ Energy Group Limited (“WJ Energy”)	June 3, 2014	Hong Kong	100%	Holding company

PT Green World Nusantara (“GWN”)	February 27, 2015	Indonesia	100%	Kruh Block operation

PT Harvel Nusantara Energi (“HNE”)	March 20, 2017	Indonesia	100%	Holding company

PT Cogen Nusantara Energi (“CNE”)	December 7, 2017	Indonesia	100%	Citarum Block operation

PT Hutama Wiranusa Energi (“HWE”)	May 14, 2018	Indonesia	100%	Citarum Block operation